Significant accounting policies (Policy)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Consolidation

(i) Consolidation

Barclays Group applies IFRS 10 Consolidated financial statements.

The consolidated financial statements combine the financial statements of Barclays PLC and all its subsidiaries. Subsidiaries are entities over which Barclays PLC has control. The Barclays Group has control over another entity when the Barclays Group has all of the following:

1) power over the relevant activities of the investee, for example through voting or other rights

2) exposure to, or rights to, variable returns from its involvement with the investee and

3) the ability to affect those returns through its power over the investee.

The assessment of control is based on the consideration of all facts and circumstances. The Barclays Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

Intra-group transactions and balances are eliminated on consolidation. Consistent accounting policies are used throughout the Barclays Group for the purposes of the consolidation.

Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has already been obtained and they do not result in loss of control.

As the consolidated financial statements include partnerships where the Barclays Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.

Details of the principal subsidiaries are given in Note 34, and a complete list of all subsidiaries is presented in Note 44.

Foreign currency translation

(ii) Foreign currency translation

The Barclays Group applies IAS 21 The Effects of Changes in Foreign Exchange Rates. Transactions in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency monetary balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.  Non-monetary foreign currency balances are carried at historical transaction date exchange rates.

The Barclays Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.

Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the period end exchange rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions. Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Barclays Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of an autonomous foreign operation within a branch.

Financial assets and liabilities

(iii) Financial assets and liabilities

The Barclays Group applies IFRS 9 Financial Instruments to the recognition, classification and measurement, and derecognition of financial assets and financial liabilities and the impairment of financial assets. The Barclays Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes.

Recognition

The Barclays Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.

Classification and measurement

Financial assets are classified on the basis of two criteria:

i) the business model within which financial assets are managed; and

ii) their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).

The Barclays Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.

The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. In assessing whether contractual cash flows are SPPI compliant, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.

Financial assets will be measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual cash flows represent SPPI.

Financial assets will be measured at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows represent SPPI.

Other financial assets are measured at fair value through profit and loss. There is an option to make an irrevocable election on initial recognition for non traded equity investments to be measured at fair value through other comprehensive income, in which case dividends are recognised in profit or loss, but gains or losses are not reclassified to profit or loss upon derecognition, and impairment is not recognised in the income statement.

The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Barclays Group’s policies for determining the fair values of the assets and liabilities are set out in Note 17.

Derecognition

The Barclays Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, and with them either substantially all the risks and rewards of the asset or significant risks and rewards, along with the unconditional ability to sell or pledge the asset.

Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

Transactions in which the Barclays Group transfers assets and liabilities, portions of them, or financial risks associated with them can be complex and it may not be obvious whether substantially all of the risks and rewards have been transferred. It is often necessary to perform a quantitative analysis. Such an analysis compares the Barclays Group’s exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer.

A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.

Notes to the financial statements

For the year ended 31 December 2018

Notes to the financial statements

For the year ended 31 December 2018

1 Significant accounting policies continued

Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing

Reverse repurchase agreements (and stock borrowing or similar transaction) are a form of secured lending whereby the Barclays Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Barclays Group obtains such loans or cash collateral, in exchange for the transfer of collateral.

The Barclays Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Barclays Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated at fair value through profit and loss.

The Barclays Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Barclays Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.

Issued debt and equity instruments

(iv) Issued debt and equity instruments

The Barclays Group applies IAS 32, Financial Instruments: Presentation, to determine whether funding is either a financial liability (debt) or equity.

Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Barclays Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the AGM and treated as a deduction from equity.

Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.

Presentation of segmental reporting

Presentation of segmental reporting

The Barclays Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.

Accounting for interest income and expense

Accounting for interest income and expenses

Interest income on loans and advances at amortised cost, and interest expense on financial liabilities held at amortised cost, are calculated using the effective interest method which allocates interest, and direct and incremental fees and costs, over the expected lives of the assets and liabilities.

The effective interest method requires the Barclays Group to estimate future cash flows, in some cases based on its experience of customers’ behaviour, considering all contractual terms of the financial instrument, as well as the expected lives of the assets and liabilities.

Barclays Group incurs certain costs to originate credit card balances with the most significant being co-brand partner fees. To the extent these costs are attributed to customers that continuously carry an outstanding balance (revolvers), they are capitalised and subsequently included within the calculation of the effective interest rate. They are amortised to interest income over the period of expected repayment of the originated balance. Costs attributed to customers that settle their outstanding balances each period (transactors) are deferred on the balance sheet as a cost of obtaining a contract and amortised to fee and commission expense over the life of the customer relationship (refer to Note 4). There are no other individual estimates involved in the calculation of effective interest rates that are material to the results or financial position.

Notes to the financial statements

Performance/return

Notes to the financial statements

Performance/return

Accounting for net fee and commission income

Accounting for net fee and commission income under IFRS 15 effective from 1 January 2018

The Barclays Group applies IFRS 15 Revenue from Contracts with Customers. The standard establishes a five-step model governing revenue recognition. The five-step model requires Barclays Group to (i) identify the contract with the customer, (ii) identify each of the performance obligations included in the contract, (iii) determine the amount of consideration in the contract, (iv) allocate the consideration to each of the identified performance obligations and (v) recognise revenue as each performance obligation is satisfied.

Barclays Group recognises fee and commission income charged for services provided by the Barclays Group as the services are provided, for example on completion of the underlying transaction.

Accounting for net fee and commission income under IAS 18 for 2017 and 2016

The Barclays Group applies IAS 18 Revenue. Fees and commissions charged for services provided or received by the Barclays Group are recognised as the services are provided, for example on completion of the underlying transaction.

Accounting for net trading income

5 Net trading income

Accounting for net trading income

In accordance with IFRS 9, trading positions are held at fair value, and the resulting gains and losses are included in the income statement, together with interest and dividends arising from long and short positions and funding costs relating to trading activities.

Income arises from both the sale and purchase of trading positions, margins which are achieved through market making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.

Gains or losses on non-trading financial instruments designated or mandatorily at fair value with changes in fair value recognised in the income statement are included in net trading income where the business model is to manage assets and liabilities on a fair value basis which includes use of derivatives or where an instrument is designated at fair value to eliminate an accounting mismatch and the related instrument's gain and losses are reported in trading income.

Accounting for net investment income

Accounting for net investment income

Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 13 and Note 15.

Accounting for the impairment of financial assets

7 Credit impairment charges and other provisions

Accounting for the impairment of financial assets under IFRS 9 effective from 1 January 2018

Impairment

The Barclays Group is required to recognise expected credit losses (ECLs) based on unbiased forward-looking information for all financial assets at amortised cost, lease receivables, debt financial assets at fair value through other comprehensive income, loan commitments and financial guarantee contracts.

At the reporting date, an allowance (or provision for loan commitments and financial guarantees) is required for the 12 month (Stage 1) ECLs. If the credit risk has significantly increased since initial recognition (Stage 2), or if the financial instrument is credit impaired (Stage 3), an allowance (or provision) should be recognised for the lifetime ECLs.

The measurement of ECL is calculated using three main components: (i) probability of default (PD) (ii) loss given default (LGD) and (iii) the exposure at default (EAD).

The 12 month ECL is calculated by multiplying the 12 month PD, LGD and the EAD. The 12 month and lifetime PDs represent the PD occurring over the next 12 months and the remaining maturity of the instrument respectively. The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.

Determining a significant increase in credit risk since initial recognition:

The Barclays Group assesses when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. The credit risk of an exposure is considered to have significantly increased when:

Quantitative test

The annualised lifetime PD has increased by more than an agreed threshold relative to the equivalent at origination.

PD deterioration thresholds are defined as percentage increases, and are set at an origination score band and segment level to ensure the test appropriately captures significant increases in credit risk at all risk levels. Generally, thresholds are inversely correlated to the origination PD, i.e. as the origination PD increases, the threshold value reduces.

The assessment of the point at which a PD increase is deemed ‘significant’, is based upon analysis of the portfolios’ risk profile against a common set of principles and performance metrics (consistent across both retail and wholesale businesses), incorporating expert credit judgement where appropriate.

Wholesale assets apply a 100% increase in PD and 0.2% PD floor to determine a significant increase in credit risk.

Retail assets apply bespoke relative increase and absolute PD thresholds based on product type and origination PD. Thresholds are subject to maximums defined by Barclays Group policy including absolute PD floor maximum of 0.3% and maximum relative PD increase of 400% (applied to strongest credit quality customers only). Retail assets typically apply minimum relative thresholds of 50-100%.

For existing/historical exposures where origination point scores or data are no longer available or do not represent a comparable estimate of lifetime PD, a proxy origination score is defined, based upon:

Back-population of the approved lifetime PD score either to origination date or, where this is not feasible, as far back as possible, (subject to a data start point no later than 1 January 2015); or

Use of available historical account performance data and other customer information, to derive a comparable ‘proxy’ estimation of origination PD.

Qualitative test

Relevant for accounts that meet the portfolio’s ‘high risk’ criteria and are subject to closer credit monitoring.

High risk customers may not be in arrears but either through an event or an observed behaviour exhibit credit distress. The definition and assessment of high risk includes as wide a range of information as reasonably available, such as industry and Group-wide customer level data, including but not limited to bureau scores and high consumer indebtedness index, wherever possible or relevant.

Whilst the high risk populations applied for IFRS 9 impairment purposes are aligned with risk management processes, they are also regularly reviewed and validated to ensure that they capture any incremental segments where there is evidence of credit deterioration.

Backstop criteria

Relevant for accounts that are more than 30 calendar days past due. The 30 days past due criteria is a backstop rather than a primary driver of moving exposures into Stage 2.

Exposures will move back to Stage 1 once they no longer meet the criteria for a significant increase in credit risk. This means that, at minimum: all payments must be up-to-date, the PD deterioration test is no longer met, the account is no longer classified as high risk, and the customer has evidenced an ability to maintain future payments.

Management overlays and other exceptions to model outputs are applied only if consistent with the objective of identifying significant increases in credit risk.

Forward-looking information

The measurement of ECL involves complexity and judgement, including estimation of PD, LGD, a range of unbiased future economic scenarios, estimation of expected lives (where contractual life is not appropriate), and estimation of EAD and assessing significant increases in credit risk.

Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate (EIR). ECLs are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions. When there is a non-linear relationship between forward-looking economic scenarios and their associated credit losses, five forward-looking economic scenarios are considered to ensure a sufficient unbiased representative sample of the complete distribution is included in determining the expected loss. Stress testing methodologies are leveraged within forecasting economic scenarios.

The Barclays Group utilises an external consensus forecast as the baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also incorporating IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include six core variables, (GDP, unemployment and House Price Index in both the UK and US markets), and expanded variables using statistical models based on historical correlations. These variables revert back to the mean in all five scenarios after a set time period. The probability weights of the scenarios are estimated such that the baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the baseline; the further from the baseline, the smaller the weight. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, and credit cards and unsecured consumer loans are highly sensitive to unemployment.

Definition of default, credit impaired assets, write-offs, and interest income recognition

The definition of default for the purpose of determining ECLs, and for internal credit risk management purposes, has been aligned to the Regulatory Capital CRR Article 178 definition of default, to maintain a consistent approach with IFRS 9 and associated regulatory guidance. The Regulatory Capital CRR Article 178 definition of default considers indicators that the debtor is unlikely to pay, includes exposures in forbearance and is no later than when the exposure is more than 90 days past due or 180 days past due in the case of UK mortgages. When exposures are identified as credit impaired or purchased or originated as such interest income is calculated on the carrying value net of the impairment allowance.

Credit impaired is when the exposure has defaulted which is also anticipated to align to when an exposure is identified as individually impaired.

Uncollectible loans are written off against the related allowance for loan impairment on completion of the Barclays Group’s internal processes and when all reasonably expected recoverable amounts have been collected. Subsequent recoveries of amounts previously written off are credited to the income statement. The timing and extent of write-offs may involve some element of subjective judgement. Nevertheless, a write-off will often be prompted by a specific event, such as the inception of insolvency proceedings or other formal recovery action, which makes it possible to establish that some or the entire advance is beyond realistic prospect of recovery.

Loan modifications and renegotiations that are not credit-impaired

When modification of a loan agreement occurs as a result of commercial restructuring activity rather than due to the credit risk of the borrower, an assessment must be performed to determine whether the terms of the new agreement are substantially different from the terms of the existing agreement. This assessment considers both the change in cash flows arising from the modified terms as well as the change in overall instrument risk profile.

Where terms are substantially different, the existing loan will be derecognised and a new loan will be recognised at fair value.

Where terms are not substantially different, the loan carrying value will be adjusted to reflect the present value of modified cash flows discounted at the original EIR, with any resulting gain or loss recognised immediately within the income statement as a modification gain or loss.

Expected life

Lifetime ECLs must be measured over the expected life. This is restricted to the maximum contractual life and takes into account expected prepayment, extension, call and similar options. The exceptions are certain revolver financial instruments, such as credit cards and bank overdrafts, that include both a drawn and an undrawn component where the entity’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the entity’s exposure to credit losses to the contractual notice period. For revolving facilities, expected life is analytically derived to reflect behavioural life of the asset, i.e. the full period over which the business expects to be exposed to credit risk. Behavioural life is typically based upon historical analysis of the average time to default, closure or withdrawal of facility. Where data is insufficient or analysis inconclusive, an additional ‘maturity factor’ may be incorporated to reflect the full estimated life of the exposures, based upon experienced judgement and/or peer analysis. Potential future modifications of contracts are not taken into account when determining the expected life or EAD until they occur.

Discounting

ECLs are discounted at the EIR at initial recognition or an approximation thereof and consistent with income recognition. For loan commitments the EIR is the rate that is expected to apply when the loan is drawn down and a financial asset is recognised. Issued financial guarantee contracts are discounted at the risk free rate. Lease receivables are discounted at the rate implicit in the lease. For variable/floating rate financial assets, the spot rate at the reporting date is used and projections of changes in the variable rate over the expected life are not made to estimate future interest cash flows or for discounting.

Modelling techniques

ECLs are calculated by multiplying three main components, being the PD, LGD and the EAD, discounted at the original EIR. The regulatory Basel Committee of Banking Supervisors (BCBS) ECL calculations are leveraged for IFRS 9 modelling but adjusted for key differences which include:

BCBS requires 12 month through the economic cycle losses whereas IFRS 9 requires 12 months or lifetime point in time losses based on conditions at the reporting date and multiple forecasts of the future economic conditions over the expected lives;

IFRS 9 models do not include certain conservative BCBS model floors and downturn assessments and require discounting to the reporting date at the original EIR rather than using the cost of capital to the date of default;

Management adjustments are made to modelled output to account for situations where known or expected risk factors and information have not been considered in the modelling process, for example forecast economic scenarios for uncertain political events; and

ECL is measured at the individual financial instrument level, however a collective approach where financial instruments with similar risk characteristics are grouped together, with apportionment to individual financial instruments, is used where effects can only be seen at a collective level, for example for forward-looking information.

For the IFRS 9 impairment assessment, Barclays Group’s risk models are used to determine the PD, LGD and EAD. For Stage 2 and 3, Barclays Group applies lifetime PDs but uses 12 month PDs for Stage 1. The ECL drivers of PD, EAD and LGD are modelled at an account level which considers

Critical accounting estimates and judgements

IFRS 9 impairment involves several important areas of judgement, including estimating forward looking modelled parameters (PD, LGD and EAD), developing a range of unbiased future economic scenarios, estimating expected lives and assessing significant increases in credit risk, based on the Barclays Group’s experience of managing credit risk. The determination of expected life is most material for Barclays credit card portfolios which is obtained via behavioural life analysis. As a result, the expected life of credit card portfolios is currently set to 10 years to materially capture the risk of these facilities.

Within the retail and small businesses portfolios, which comprise large numbers of small homogenous assets with similar risk characteristics where credit scoring techniques are generally used, the impairment allowance is calculated using forward looking modelled parameters which are typically run at account level. There are many models in use, each tailored to a product, line of business or customer category. Judgement and knowledge is needed in selecting the statistical methods to use when the models are developed or revised. The impairment allowance reflected in the financial statements for these portfolios is therefore considered to be reasonable and supportable. The impairment charge reflected in the income statement for retail portfolios is £1,578m (2017: £2,095m; 2016: £2,053m) of the total impairment charge on loans and advances.

For individually significant assets in Stage 3, impairment allowances are calculated on an individual basis and all relevant considerations that have a bearing on the expected future cash flows across a range of economic scenarios are taken into account. These considerations can be subjective and can include the business prospects for the customer, the realisable value of collateral, the Barclays Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of the work-out process. The economic scenarios considered are the same as those used in the Barclays Group’s ECL models. The level of the impairment allowance is the difference between the value of the discounted expected future cash flows (discounted at the loan’s original effective interest rate), and its carrying amount. Furthermore, judgements change with time as new information becomes available or as work-out strategies evolve, resulting in frequent revisions to the impairment allowance as individual decisions are taken. Changes in these estimates would result in a change in the allowances and have a direct impact on the impairment charge. The impairment charge reflected in the financial statements in relation to wholesale portfolios is a release of £(113)m (2017: £238m; 2016: £299m) of the total impairment charge on loans and advances. Further information on impairment allowances, impairment charges and related credit information is set out within the Risk review on page [00].

Accounting for staff costs, pensions and post retirement benefits

Accounting for staff costs

The Barclays Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.

Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.

Performance costs – recognised to the extent that the Barclays Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.

Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Barclays Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Barclays Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.

The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 32 and Note 33 respectively.

Accounting for pensions and post-retirement benefits

The Barclays Group operates a number of pension schemes and post-employment benefit schemes.

Defined contribution schemes – the Barclays Group recognises contributions due in respect of the accounting period in the income statement. Any contributions unpaid at the balance sheet date are included as a liability.

Defined benefit schemes – the Barclays Group recognises its obligations to members of each scheme at the period end, less the fair value of the scheme assets after applying the asset ceiling test.

Each scheme’s obligations are calculated using the projected unit credit method. Scheme assets are stated at fair value as at the period end.

Changes in pension scheme liabilities or assets (remeasurements) that do not arise from regular pension cost, net interest on net defined benefit liabilities or assets, past service costs, settlements or contributions to the scheme, are recognised in other comprehensive income. Remeasurements comprise experience adjustments (differences between previous actuarial assumptions and what has actually occurred), the effects of changes in actuarial assumptions, return on scheme assets (excluding amounts included in the interest on the assets) and any changes in the effect of the asset ceiling restriction (excluding amounts included in the interest on the restriction).

Post-employment benefit schemes – the cost of providing healthcare benefits to retired employees is accrued as a liability in the financial statements over the period that the employees provide services to the Barclays Group, using a methodology similar to that for defined benefit pension schemes.

Accounting for income taxes

Accounting for income taxes

The Barclays Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.

Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except in certain circumstances where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.

The Barclays Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Barclays Group’s tax returns. The Barclays Group accounts for provisions in respect of uncertain tax positions in two different ways.

A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Barclays Group ultimately expects to pay the tax authority to resolve the position, taking into account any interest and penalties potentially payable to the tax authority.

Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.

The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. Barclays Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, Barclays Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.

Critical accounting estimates and judgements

There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.

The Barclays Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year.  The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant.  It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.

Deferred tax assets have been recognised based on business profit forecasts. Details on the recognition of deferred tax assets is provided in this note.

Accounting for trading portfolio assets and liabilities

Accounting for trading portfolio assets and liabilities

In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

Accounting for derivatives

Accounting for derivatives

Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Barclays Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet.

All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes terms included in a contract or financial liability (the host), which, had it been a standalone contract, would have met the definition of a derivative. If these are separated from the host, i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value through profit or loss, then they are accounted for in the same way as derivatives. For financial assets, the requirements are whether the financial asset contain contractual terms that give rise on specified dates to cash flows that are SPPI, and consequently the requirements for accounting for embedded derivatives are not applicable to financial assets.

Hedge accounting

The Barclays Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The Barclays Group applies hedge accounting to represent, to the maximum possible extent permitted under accounting standards, the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Derivatives are used to hedge interest rate, exchange rate, commodity, and equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Barclays Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.

Fair value hedge accounting

Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.

If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement. For items classified as fair value through other comprehensive income, the hedge accounting adjustment is included in other comprehensive income.

Cash flow hedge accounting

For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.

Hedges of net investments

The Barclays Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Barclays Group’s investment in the operation.

Accounting for liabilities designated at fair value through profit and loss

Accounting for liabilities designated at fair value through profit and loss

In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income. On derecognition of the financial liability no amount relating to own credit risk are recycled to the income statement. The Barclays Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 14).

The details on how the fair value amounts are arrived for financial liabilities designated at fair value are described in Note 17.

Accounting for financial assets and liabilities - fair values

Accounting for financial assets and liabilities – fair values

Financial instruments that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling. Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.

All financial instruments are initially recognised at fair value on the date of initial recognition (including transaction costs, other than financial instruments held at fair value through profit or loss) and, depending on the classification of the asset or liability, may continue to be held at fair value either through profit or loss or other comprehensive income. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Wherever possible, fair value is determined by reference to a quoted market price for that instrument. For many of the Barclays Group’s financial assets and liabilities, especially derivatives, quoted prices are not available and valuation models are used to estimate fair value. The models calculate the expected cash flows under the terms of each specific contract and then discount these values back to a present value. These models use as their basis independently sourced market inputs including, for example, interest rate yield curves, equities and commodities prices, option volatilities and currency rates.

For financial liabilities measured at fair value, the carrying amount reflects the effect on fair value of changes in own credit spreads derived from observable market data such as in primary issuance and redemption activity for structured notes.

On initial recognition, it is presumed that the transaction price is the fair value unless there is observable information available in an active market to the contrary. The best evidence of an instrument’s fair value on initial recognition is typically the transaction price. However, if fair value can be evidenced by comparison with other observable current market transactions in the same instrument, or is based on a valuation technique whose inputs include only data from observable markets, then the instrument should be recognised at the fair value derived from such observable market data.

For valuations that have made use of unobservable inputs, the difference between the model valuation and the initial transaction price (Day One profit) is recognised in profit or loss either: on a straight-line basis over the term of the transaction; or over the period until all model inputs will become observable where appropriate; or released in full when previously unobservable inputs become observable.

Various factors influence the availability of observable inputs and these may vary from product to product and change over time. Factors include the depth of activity in the relevant market, the type of product, whether the product is new and not widely traded in the marketplace, the maturity of market modelling and the nature of the transaction (bespoke or generic). To the extent that valuation is based on models or inputs that are not observable in the market, the determination of fair value can be more subjective, dependent on the significance of the unobservable input to the overall valuation. Unobservable inputs are determined based on the best information available, for example by reference to similar assets, similar maturities or other analytical techniques.

The sensitivity of valuations used in the financial statements to possible changes in significant unobservable inputs is shown on page 300.

Critical accounting estimates and judgements

The valuation of financial instruments often involves a significant degree of judgement and complexity, in particular where valuation models make use of unobservable inputs (‘Level 3’ assets and liabilities). This note provides information on these instruments, including the related unrealised gains and losses recognised in the period, a description of significant valuation techniques and unobservable inputs, and a sensitivity analysis.

IAS 32 Financial Instruments

In accordance with IAS 32 Financial Instruments: Presentation, the Barclays Group reports financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set-off the recognised amounts and there is intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:

  all financial assets and liabilities that are reported net on the balance sheet all derivative financial instruments and reverse repurchase and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.

The table identifies the amounts that have been offset in the balance sheet and also those amounts that are covered by enforceable netting arrangements (offsetting arrangements and financial collateral) but do not qualify for netting under the requirements of IAS 32 described above.

The ‘Net amounts’ presented on the next page are not intended to represent the Barclays Group’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

Accounting for finance leases and operating leases

Accounting for finance leases

The Barclays Group applies IAS 17 Leases in accounting for finance leases, both where it is the lessor or the lessee. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. Where the Barclays Group is the lessor, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease. Where the Barclays Group is the lessee, the leased asset is recognised in property, plant and equipment and a finance lease liability is recognised, representing the minimum lease payments payable under the lease, discounted at the rate of interest implicit in the lease.

Interest income or expense is recognised in interest receivable or payable, allocated to accounting periods to reflect a constant periodic rate of return.

Accounting for operating leases

The Barclays Group applies IAS 17 Leases, for operating leases. An operating lease is a lease where substantially all of the risks and rewards of the leased assets remain with the lessor. Where the Barclays Group is the lessor, lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Barclays Group holds the leased assets on-balance sheet within property, plant and equipment.

Where the Barclays Group is the lessee, rentals payable are recognised as an expense in the income statement on a straight-line basis over the lease term unless another systematic basis is more appropriate.

Accounting for property, plant and equipment

Accounting for property, plant and equipment

The Barclays Group applies IAS 16 Property Plant and Equipment and IAS 40 Investment Properties. Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset. Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances. The Barclays Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

Costs of adaptation and installed equipment are depreciated over the shorter of the life of the lease or the depreciation rates noted in the table above.

Investment property The Barclays Group initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

Accounting for goodwill and other intangible assets

Accounting for goodwill and intangible assets

Goodwill

The carrying value of goodwill is determined in accordance with IFRS 3 Business Combinations and IAS 36 Impairment of Assets.

Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Barclays Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.

Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the cash generating unit (CGU) to which the goodwill relates, or the CGU’s fair value if this is higher.

Intangible assets

Intangible assets other than goodwill are accounted for in accordance with IAS 38 Intangible Assets.

Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.

Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years

Intangible assets are reviewed for impairment when there are indications that impairment may have occurred.

Accounting for provisions

Accounting for provisions

The Barclays Group applies IAS 37 Provisions, Contingent Liabilities and Contingent Assets in accounting for non-financial liabilities.

Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated. Provision is made for the anticipated cost of restructuring, including redundancy costs when an obligation exists; for example, when the Barclays Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan. Provision is made for undrawn loan commitments if it is probable that the facility will be drawn and result in the recognition of an asset at an amount less than the amount advanced.

Critical accounting estimates and judgements

The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice. When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.

The complexity of such matters often requires the input of specialist professional advice in making assessments to produce estimates. Customer redress and legal, competition and regulatory matters are areas where a higher degree of professional judgement is required. The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See below for information on payment protection redress and Note 27 for more detail of legal, competition and regulatory matters.

Accounting for contingent liabilities

Accounting for contingent liabilities Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the likelihood of an outflow of economic resources is remote.

Accounting for subordinated liabilities	Accounting for subordinated liabilities Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.
Accounting for share-based payments

Accounting for share-based payments

The Barclays Group applies IFRS 2 Share-based Payments in accounting for employee remuneration in the form of shares.

Employee incentives include awards in the form of shares and share options, as well as offering employees the opportunity to purchase shares on favourable terms. The cost of the employee services received in respect of the shares or share options granted is recognised in the income statement over the period that employees provide services. The overall cost of the award is calculated using the number of shares and options expected to vest and the fair value of the shares or options at the date of grant.

The number of shares and options expected to vest takes into account the likelihood that performance and service conditions included in the terms of the awards will be met. Failure to meet the non-vesting condition is treated as a cancellation, resulting in an acceleration of recognition of the cost of the employee services.

The fair value of shares is the market price ruling on the grant date, in some cases adjusted to reflect restrictions on transferability. The fair value of options granted is determined using option pricing models to estimate the numbers of shares likely to vest. These take into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. Market conditions that must be met in order for the award to vest are also reflected in the fair value of the award, as are any other non-vesting conditions – such as continuing to make payments into a share-based savings scheme.

Accounting for investment in subsidiaries

Barclays Group applies IFRS 10 Consolidated Financial Statements. The consolidated financial statements combine the financial statements of Barclays Group and all its subsidiaries. Subsidiaries are entities over which the Barclays Group has control. Under IFRS 10, this is when Barclays Group is exposed or has rights to variable returns from its involvement in the entity and has the ability to affect those returns through its power over the entity.

The Barclays Group reassesses whether it controls an entity if facts and circumstances indicate that there have been changes to its power, its rights to variable returns or its ability to use its power to affect the amount of its returns.

Intra-group transactions and balances are eliminated on consolidation and consistent accounting policies are used throughout the Barclays Group for the purposes of the consolidation. Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has been obtained and they do not result in loss of control.

The significant judgements used in applying this policy are set out below.

Accounting for investment in subsidiaries

In the individual financial statements of Barclays PLC, investments in subsidiaries are stated at cost less impairment.

Accounting for associates and joint ventures

Accounting for associates and joint ventures

The Barclays Group applies IAS 28 Investments in Associates and IFRS 11 Joint Arrangements. Associates are entities in which the Barclays Group has significant influence, but not control, over the operating and financial policies. Generally the Barclays Group holds more than 20%, but less than 50%, of their voting shares. Joint ventures are arrangements where the Barclays Group has joint control and rights to the net assets of the entity.

The Barclays Group’s investments in associates and joint ventures are initially recorded at cost and increased (or decreased) each year by the Barclays Group’s share of the post acquisition profit/(loss). The Barclays Group ceases to recognise its share of the losses of equity accounted associates when its share of the net assets and amounts due from the entity have been written off in full, unless it has a contractual or constructive obligation to make good its share of the losses. In some cases, investments in these entities may be held at fair value through profit or loss, for example, those held by private equity businesses.

Accounting for securitisations

Accounting for securitisations

The Barclays Group uses securitisations as a source of finance and a means of risk transfer. Such transactions generally result in the transfer of contractual cash flows from portfolios of financial assets to holders of issued debt securities.

Securitisations may, depending on the individual arrangement, result in continued recognition of the securitised assets and the recognition of the debt securities issued in the transaction; lead to partial continued recognition of the assets to the extent of the Barclays Group’s continuing involvement in those assets or to derecognition of the assets and the separate recognition, as assets or liabilities, of any rights and obligations created or retained in the transfer. Full derecognition only occurs when the Barclays Group transfers both its contractual right to receive cash flows from the financial assets, or retains the contractual rights to receive the cash flows, but assumes a contractual obligation to pay the cash flows to another party without material delay or reinvestment, and also transfers substantially all the risks and rewards of ownership, including credit risk, prepayment risk and interest rate risk.

Accounting for non-current assets held for sale and associated liabilities

Accounting for non-current assets held for sale and associated liabilities

The Barclays Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell.

A component of the Barclays Group that has either been disposed of or is classified as held for sale is presented as a discontinued operation if it represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of the separate major line or geographical area of operations, or if it is a subsidiary acquired exclusively with a view to re-sale.

Disclosure of detailed information about financial instruments [line items]
Accounting for loans and advances and deposits held at amortised cost

(iii) Financial assets and liabilities

The Barclays Group applies IFRS 9 Financial Instruments to the recognition, classification and measurement, and derecognition of financial assets and financial liabilities and the impairment of financial assets. The Barclays Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes.

Recognition

The Barclays Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.

Classification and measurement

Financial assets are classified on the basis of two criteria:

i) the business model within which financial assets are managed; and

ii) their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).

The Barclays Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.

The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. In assessing whether contractual cash flows are SPPI compliant, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.

Financial assets will be measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual cash flows represent SPPI.

Financial assets will be measured at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows represent SPPI.

Other financial assets are measured at fair value through profit and loss. There is an option to make an irrevocable election on initial recognition for non traded equity investments to be measured at fair value through other comprehensive income, in which case dividends are recognised in profit or loss, but gains or losses are not reclassified to profit or loss upon derecognition, and impairment is not recognised in the income statement.

The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Barclays Group’s policies for determining the fair values of the assets and liabilities are set out in Note 17.

Derecognition

The Barclays Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, and with them either substantially all the risks and rewards of the asset or significant risks and rewards, along with the unconditional ability to sell or pledge the asset.

Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

Transactions in which the Barclays Group transfers assets and liabilities, portions of them, or financial risks associated with them can be complex and it may not be obvious whether substantially all of the risks and rewards have been transferred. It is often necessary to perform a quantitative analysis. Such an analysis compares the Barclays Group’s exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer.

A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.

Notes to the financial statements

For the year ended 31 December 2018

Notes to the financial statements

For the year ended 31 December 2018

1 Significant accounting policies continued

Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing

Reverse repurchase agreements (and stock borrowing or similar transaction) are a form of secured lending whereby the Barclays Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Barclays Group obtains such loans or cash collateral, in exchange for the transfer of collateral.

The Barclays Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Barclays Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated at fair value through profit and loss.

The Barclays Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Barclays Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.

Financial assets designated at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Accounting for financial assets at fair value

Accounting for financial assets designated at fair value

Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.

Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.

The details on how the fair value amounts are derived for financial assets at fair value are described in Note 17.

Financial assets mandatorily at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Accounting for financial assets at fair value

Accounting for financial assets mandatorily at fair value

Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Accounting for financial assets at fair value

Accounting for financial assets at fair value through other comprehensive income (‘FVOCI’) under IFRS 9 effective from 1 January 2018

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently re-measured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss recognised in other comprehensive income is included in net investment income.

In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Barclays Group will consider past sales and expectations about future sales to establish if the business model is achieved.

For equity securities that are not held for trading, the Barclays Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss). Gains or losses on the de-recognition of these equity securities are not transferred to profit or loss. These assets are also not subject to the impairment requirements and therefore no amounts are recycled to the income statement. Where the Barclays Group has not made the irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, equity securities are measured at fair value through profit or loss.

Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Accounting for financial assets at fair value

Accounting for financial investments under IAS 39 for 2017 and 2016

Available for sale financial assets are held at fair value with gains and losses being included in other comprehensive income. The Barclays Group uses this classification for assets that are not derivatives and are not held for trading purposes or otherwise designated at fair value through profit or loss, or at amortised cost. Dividends and interest (calculated using the effective interest method) are recognised in the income statement in net interest income or, net investment income. On disposal, the cumulative gain or loss recognised in other comprehensive income is also included in net investment income.

Held to maturity assets are held at amortised cost. The Barclays Group uses this classification when there is an intent and ability to hold the asset to maturity. Interest on the investments are recognised in the income statement within net interest income.

Financial assets at amortised cost [member] | Deposits at amortised cost [member]
Significant accounting policies
Financial assets and liabilities

Accounting for loans and advances and deposits held at amortised cost under IFRS 9 effective from 1 January 2018

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost. That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

Financial assets that are held in a business model to collect the contractual cash flows and that contain contractual terms that give rise on specified dates to cash flows that are SPPI, are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transaction costs. Refer to note 1 for details on ‘solely payments of principal and interest’.

In determining whether the business model is a ‘hold to collect’ model, the objective of the business model must be to hold the financial asset to collect contractual cash flows rather than holding the financial asset for trading or short-term profit taking purposes. While the objective of the business model must be to hold the financial asset to collect contractual cash flows this does not mean Barclays Group is required to hold the financial assets until maturity. When determining if the business model objective is to collect contractual cash flows Barclays Group will consider past sales and expectations about future sales.

Accounting for loans and advances and deposits held at amortised cost under IAS 39 for 2017 and 2016

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost.

That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

In accordance with IAS 39, where the Barclays Group no longer intends to trade in financial assets it may transfer them out of the held for trading classification and measure them at amortised cost if they meet the definition of a loan. The initial value used for the purposes of establishing amortised cost is fair value on the date of the transfer.

Disclosure of detailed information about financial instruments [line items]
Accounting for loans and advances and deposits held at amortised cost

Accounting for loans and advances and deposits held at amortised cost under IFRS 9 effective from 1 January 2018

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost. That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

Financial assets that are held in a business model to collect the contractual cash flows and that contain contractual terms that give rise on specified dates to cash flows that are SPPI, are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transaction costs. Refer to note 1 for details on ‘solely payments of principal and interest’.

In determining whether the business model is a ‘hold to collect’ model, the objective of the business model must be to hold the financial asset to collect contractual cash flows rather than holding the financial asset for trading or short-term profit taking purposes. While the objective of the business model must be to hold the financial asset to collect contractual cash flows this does not mean Barclays Group is required to hold the financial assets until maturity. When determining if the business model objective is to collect contractual cash flows Barclays Group will consider past sales and expectations about future sales.

Accounting for loans and advances and deposits held at amortised cost under IAS 39 for 2017 and 2016

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost.

That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

In accordance with IAS 39, where the Barclays Group no longer intends to trade in financial assets it may transfer them out of the held for trading classification and measure them at amortised cost if they meet the definition of a loan. The initial value used for the purposes of establishing amortised cost is fair value on the date of the transfer.